Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of annual minimum lease payments under non-cancellable operating leases
2018	$35,972
2019	74,204
2020	78,146
2021	82,207
2022	87,851
2023	37,775
Total minimum lease payments	$396,155